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Gotham Enhanced Index Plus Fund
GOTHAM ENHANCED INDEX PLUS FUND
Investment Objective
The Gotham Enhanced Index Plus Fund (the "Fund") seeks to outperform the S&P 500® Index (the "benchmark") over most annual periods.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Gotham Enhanced Index Plus Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Gotham Enhanced Index Plus Fund Institutional Class
Management Fees	1.00%
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	5.19%
Dividend and Interest Expense on Securities Sold Short	0.69%
Other Operating Expenses	4.50%
Total Annual Fund Operating Expenses	6.19%	[1]
Fee Waivers and/or Expense Reimbursements	(4.35%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.84%
[1]	Gotham Asset Management, LLC ("Gotham" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (exclusive of taxes, "Acquired Fund Fees and Expenses," dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions), do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until January 31, 2021, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Gotham Enhanced Index Plus Fund | Institutional Class | USD ($)	187	1,449	2,681	5,635

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 346% of the average value of its portfolio.

Summary of Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity securities, primarily U.S. common stocks. The Adviser will invest a portion of the assets in securities included in the benchmark but not necessarily in the same weightings within the benchmark (the "Long Portfolio"). The Fund will also have additional exposure to a long/short portfolio (the "Long/Short Portfolio"), consisting of long and short positions in securities in large-, mid- and small-sized companies, generally selected from securities included in the Russell 3000 Index (the "Index"). The Fund is not an index fund and does not utilize a passive investment strategy.

The Long Portfolio will generally consist of long positions in the securities that comprise the benchmark that are weighted based on the Adviser's assessment of value and an individual security's benchmark weight. The Long/Short Portfolio will consist of long positions in securities within the Index that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser's analysis of the issuer's financial reports and market valuation.

The Fund intends to target a net exposure, which is the value of the Fund's long positions minus its short positions, of approximately 100%. The Adviser expects that the Fund's gross exposure, which is the value of the Fund's long positions plus its short positions, will be in the range of approximately 150 – 200%.

In determining which individual securities to purchase or short for the Long/Short Portfolio, the Adviser employs a systematic, bottom-up, valuation approach based on the Adviser's proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:

•  Researching and analyzing each company in the Adviser's coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;

•  Identifying and excluding companies that do not conform to the Adviser's valuation methodology or companies judged by the Adviser to have questionable financial reporting;

•  Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and

•  Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser's assessment of value.

Generally the long portion of the Long/Short Portfolio is weighted towards those stocks that are priced at the largest discount to the Adviser's assessment of value. Similarly, the short portion of the Long/Short Portfolio is generally weighted towards those short positions selling at the largest premium to the Adviser's measures of value. The Long/Short Portfolio is also subject to the Adviser's risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies.

The Fund may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund's Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy. The Fund's investment of the proceeds of short sales creates leverage in the Fund which may amplify changes in the Fund's net asset value. Because the Fund generally rebalances its long and short positions within the Long/Short Portfolio on a daily basis, the Fund will experience a high portfolio turnover rate.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Equity Risk: The Fund invests primarily in equity and equity-related securities. Equity and equity-related securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company's assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.

•  Market Risk: The Fund is subject to market risk — the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility", and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

•  Value Style Risk: The Adviser intends to buy securities, on behalf of the Fund, that it believes are undervalued. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund will short securities the Adviser believes are overvalued. This presents the risk that a stock's value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company's value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.

•  Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund's ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These types of short sales expenses (sometimes referred to as the "negative cost of carry") negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

•  Leverage: The Fund will utilize leverage in its investment program, including through its investment of short sale proceeds. Investing of short sale proceeds increases leverage because the Fund uses the proceeds to purchase additional securities consistent with the Fund's investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund's portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited.

The short sale proceeds utilized by the Fund to leverage investments are collateralized by all or a portion of the Fund's portfolio. Accordingly, the Fund may pledge securities in order to effect short sales, utilize short sale proceeds or otherwise obtain leverage for investment or other purposes. Should the securities pledged to brokers to secure the Fund's margin accounts decline in value, the Fund could be subject to a "margin call", pursuant to which the Fund must either deposit additional funds or securities with the broker or suffer mandatory liquidation of all or a portion of the pledged securities to compensate for the decline in value. The banks and dealers that provide leverage to the Fund have discretion to change the Fund's margin requirements at any time. Changes by counterparties in the foregoing may result in large margin calls, loss of leverage and forced liquidations of positions at disadvantageous prices. There can be no assurance that the Fund will be able to secure or maintain adequate leverage to pursue its investment strategy. The utilization of short sale proceeds for leverage will cause the Fund to be subject to higher transaction fees and other costs.

•  Strategy Risk: Because the Fund utilizes an enhanced index or "index plus" strategy and the Adviser actively manages individual securities in addition to the Index Investment, the Fund's investment exposure to individual securities will not match those of the Index and the Fund's performance may not correlate with the performance of an Index.

•  Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser's team of financial analysts or third-parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.

•  Systems Risk: The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund's investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., "bugs" and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.

•  Small and Mid-Cap Securities Risk: The Fund may invest in large, mid and small-cap companies. Investments in small and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short-term. Further, because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

•  High Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund's best interest to do so. It is anticipated that the Fund will frequently adjust the size of its long and short positions. These transactions will increase the Fund's "portfolio turnover" and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund's returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•  Securities Lending Risk: The Fund may make secured loans of its portfolio securities in an amount not exceeding 33 1/3% of the value of the Fund's total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund's ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund's securities lending transactions will result in investment leverage. The Fund bears the risk that the value of investments made with collateral may decline.

Performance Information

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund's performance for the past three calendar years and by showing how the Fund's average annual returns for one year and since inception periods compared with those of the S&P 500® Total Return Index, a broad measure of market performance. Effective February 1, 2018, the Fund revised its Long Portfolio strategy to an enhanced index strategy. Prior to this date, the Fund's Long Portfolio was managed in a manner intended to track the performance of the benchmark. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling the Fund toll-free at (877) 974-6852.

During the periods shown in the chart:
Best Quarter	Worst Quarter
12.05%	(12.16)%
March 31, 2019	December 31, 2018

Gotham Enhanced Index Plus Fund Class I Shares Average Annual Total Returns for the periods ended December 31, 2019
Average Annual Total Returns - Gotham Enhanced Index Plus Fund	Label	1 Year		Since Inception		Inception Date
Institutional Class	Class I Shares Return Before Taxes	26.18%		15.66%		Sep. 30, 2016
Institutional Class | Return After Taxes on Distributions	Return After Taxes on Distributions	23.79%	[1]	13.38%	[1]	Sep. 30, 2016	[1]
Institutional Class | Return After Taxes on Distributions and Sale of Shares	Return After Taxes on Distributions and Sale of Shares	16.62%	[1]	11.89%	[1]	Sep. 30, 2016	[1]
The S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	The S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	31.49%	[2]	15.34%	[2]	Sep. 30, 2016	[2]
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.